MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information And Basis Of Preparation
SCHEDULE OF WHOLLY OWNED SUBSIDIARIES

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc. (“DII”)	Canada	100%
Draganfly Innovations USA, Inc. (“DI USA”)	US	100%
Dronelogics Systems Inc. (“Dronelogics”)	Canada	100%

SCHEDULE OF INTANGIBLE ASSETS WITH FINITE USEFUL LIVES
Class of intangible asset	Useful live
Customer relationships	5 years
Software	5 years
Patents	5 years

SCHEDULE OF CLASS OF EQUIPMENT
Class of equipment	Depreciation rate
Computer equipment	3 years – straight line
Furniture and equipment	5 years – straight line
Leasehold improvements	Expected lease term
Vehicles	30% - declining balance